Schedule of Purchase Warrants Outstanding (Details)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Warrant One [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,000,000
Compensation warrants, exercise price | $ / shares	$ 0.16
Expiry date	Mar. 04, 2023
Warrant Two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	50,000
Compensation warrants, exercise price | $ / shares	$ 0.32
Expiry date	Jun. 06, 2023
Warrant Three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,429,999
Compensation warrants, exercise price | $ / shares	$ 0.08
Expiry date	Sep. 08, 2023
Warrant Four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,200,000
Compensation warrants, exercise price | $ / shares	$ 0.10
Expiry date	Sep. 08, 2023
Warrant Five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,358,080
Compensation warrants, exercise price | $ / shares	$ 0.08
Expiry date	Sep. 08, 2023
Warrant Six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	660,000
Compensation warrants, exercise price | $ / shares	$ 0.10
Expiry date	Sep. 30, 2023
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,705,438
Compensation warrants, exercise price | $ / shares	$ 0.35
Expiry date	Mar. 15, 2024
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,393,939
Compensation warrants, exercise price | $ / shares	$ 0.35
Expiry date	Mar. 16, 2024
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,954,545
Compensation warrants, exercise price | $ / shares	$ 0.35
Expiry date	Mar. 17, 2024
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,614,123
Compensation warrants, exercise price | $ / shares	$ 0.35
Warrant ten [member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 18, 2024
Warrants Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,469,254
Compensation warrants, exercise price | $ / shares	$ 0.35
Expiry date	Mar. 24, 2024
Warrants Twelve [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,653,000
Compensation warrants, exercise price | $ / shares	$ 0.35
Expiry date	Mar. 28, 2024
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	70,488,378